SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

Changes in the number of shares of common stock outstanding were as follows (shares in thousands):

	2014	2013	2012
Balance, beginning of year	220,324	221,502	241,305
Treasury stock purchased and retired	(18,489)	(8,949)	(21,533)
Conversion of 7.0% Debentures	—	4,739	—
Stock options exercised	916	2,087	1,191
Restricted and performance stock vested (a)	573	945	539
Balance, end of year	203,324	220,324	221,502
____________________

(a)
In 2014, 2013 and 2012, such amount was reduced by 257 thousand, 472 thousand and 237 thousand shares, respectively, which were tendered to the Company for the payment of required federal and state tax withholdings owed on the vesting of restricted and performance stock.

In May 2011, the Company announced a common share repurchase program of up to $100.0 million. In February 2012, June 2012, December 2012, December 2013 and November 2014, the Company's Board of Directors approved, in aggregate, an additional $1,200.0 million to repurchase the Company's outstanding securities. In 2014, 2013 and 2012 we repurchased 18.5 million, 8.9 million and 21.5 million shares, respectively, of common stock for $319.1 million, $118.4 million and $180.2 million under the securities repurchase program. In addition, in September 2014, we repurchased all outstanding common stock warrants for $57.4 million under the securities repurchase program. Such warrants had been held by Paulson on behalf of several investment funds and accounts managed by them, and were issued in conjunction with a private sale of our common stock in 2009. In 2013, the Company also purchased $63.8 million aggregate principal amount of our 7.0% Debentures as further discussed in the note to the consolidated financial statements entitled "Notes Payable - Direct Corporate Obligations". Such purchases were made pursuant to our securities repurchase program. The Company had remaining repurchase authority of $420.9 million as of December 31, 2014.

In May 2012, we initiated a common stock dividend program. In 2014, 2013 and 2012, dividends declared and paid on common stock totaled $51.0 million ($0.24 per common share), $24.4 million ($0.11 per common share) and $13.9 million ($0.06 per common share), respectively. In March 2014, the Company increased its quarterly common stock dividend to $0.06 per share from $0.03 per share.

The Company has a long-term incentive plan which permits the grant of CNO incentive or non-qualified stock options, restricted stock awards, stock appreciation rights, performance shares or units and certain other equity-based awards to certain directors, officers and employees of the Company and certain other individuals who perform services for the Company. As of December 31, 2014, 8.6 million shares remained available for issuance under the plan. Our stock option awards are generally granted with an exercise price equal to the market price of the Company's stock on the date of grant. For options granted in 2006 and prior years, our stock option awards generally vested on a graded basis over a four year service term and expire ten years from the date of grant. Our stock option awards granted in 2007 through 2009 generally vested on a graded basis over a three year service term and expire five years from the date of grant. Our stock options granted in 2010 through 2014 generally vest on a graded basis over a three year service term and expire seven years from the date of grant. The vesting periods for our restricted stock awards range from immediate vesting to a period of three years.

A summary of the Company's stock option activity and related information for 2014 is presented below (shares in thousands; dollars in millions, except per share amounts):

	Shares	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding at the beginning of the year	5,579	$10.64
Options granted	1,014	19.10
Exercised	(917)	5.47		$3.8
Forfeited or terminated	(665)	20.07
Outstanding at the end of the year	5,011	12.04	4.3	$32.1
Options exercisable at the end of the year	2,030		2.7	$12.1
Available for future grant	8,571

A summary of the Company's stock option activity and related information for 2013 is presented below (shares in thousands; dollars in millions, except per share amounts):

	Shares	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding at the beginning of the year	6,655	$9.72
Options granted	1,447	11.01
Exercised	(2,087)	7.27		$6.0
Forfeited or terminated	(436)	13.95
Outstanding at the end of the year	5,579	10.64	4.0	$32.5
Options exercisable at the end of the year	2,529		2.1	$13.9
Available for future grant	9,099

A summary of the Company's stock option activity and related information for 2012 is presented below (shares in thousands; dollars in millions, except per share amounts):

	Shares	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding at the beginning of the year	7,712	$10.13
Options granted	1,389	7.55
Exercised	(1,191)	3.14		$2.7
Forfeited or terminated	(1,255)	16.13
Outstanding at the end of the year	6,655	9.72	3.4	$30.2
Options exercisable at the end of the year	3,715		1.7	$15.5
Available for future grant	9,713

We recognized compensation expense related to stock options totaling $7.9 million ($5.1 million after income taxes) in 2014, $7.2 million ($4.7 million after income taxes) in 2013 and $6.7 million ($4.4 million after income taxes) in 2012. Compensation expense related to stock options reduced both basic and diluted earnings per share by two cents in each of the three years ended December 31, 2014. At December 31, 2014, the unrecognized compensation expense for non-vested stock options totaled $8.7 million which is expected to be recognized over a weighted average period of 1.7 years. Cash received by the Company from the exercise of stock options was $5.0 million, $15.1 million and $3.1 million during 2014, 2013 and 2012, respectively.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option valuation model with the following weighted average assumptions:

	2014	2013	2012
	Grants	Grants	Grants
Weighted average risk-free interest rates	1.6%	.8%	.9%
Weighted average dividend yields	1.3%	.7%	—%
Volatility factors	51%	107%	108%
Weighted average expected life (in years)	4.8	4.8	4.7
Weighted average fair value per share	$7.65	$8.02	$5.76

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. The dividend yield is based on the Company's history and expectation of dividend payouts. Volatility factors are based on the weekly historical volatility of the Company's common stock equal to the expected life of the option or since our emergence from bankruptcy in September 2003. The expected life is based on the average of the graded vesting period and the contractual terms of the option.

The exercise price was equal to the market price of our stock on the date of grant for all options granted in 2014, 2013 and 2012.

The following table summarizes information about stock options outstanding at December 31, 2014 (shares in thousands):

		Options outstanding		Options exercisable
Range of exercise prices	Number outstanding	Remaining life (in years)	Average exercise price	Number exercisable	Average exercise price
$6.45 - $6.77	521	2.2	$6.45	520	$6.45
$7.38 - $7.74	1,580	3.8	7.47	1,027	7.44
$8.29 - $12.34	1,396	5.1	10.78	31	8.29
$12.74 - $18.27	83	5.9	15.40	—	—
$19.15 - $25.45	1,431	4.6	20.18	452	22.41
	5,011			2,030

During 2014, 2013 and 2012, the Company granted .1 million, .2 million and .7 million restricted shares, respectively, of CNO common stock to certain directors, officers and employees of the Company at a weighted average fair value of $17.15 per share, $12.00 per share and $7.35 per share, respectively. The fair value of such grants totaled $1.9 million, $2.1 million and $5.0 million in 2014, 2013 and 2012, respectively. Such amounts are recognized as compensation expense over the vesting period of the restricted stock. A summary of the Company's non-vested restricted stock activity for 2014 is presented below (shares in thousands):

	Shares	Weighted average grant date fair value
Non-vested shares, beginning of year	521	$8.29
Granted	113	17.15
Vested	(396)	9.22
Forfeited	(2)	10.19
Non-vested shares, end of year	236	10.95

At December 31, 2014, the unrecognized compensation expense for non-vested restricted stock totaled $1.4 million which is expected to be recognized over a weighted average period of 1.6 years. At December 31, 2013, the unrecognized compensation expense for non-vested restricted stock totaled $2.5 million. We recognized compensation expense related to restricted stock awards totaling $3.0 million, $4.5 million and $4.5 million in 2014, 2013 and 2012, respectively. The fair value of restricted stock that vested during 2014, 2013 and 2012 was $3.7 million, $5.6 million and $4.4 million, respectively.

Authoritative guidance also requires us to estimate the amount of unvested stock-based awards that will be forfeited in future periods and reduce the amount of compensation expense recognized over the applicable service period to reflect this estimate. We periodically evaluate our forfeiture assumptions to more accurately reflect our actual forfeiture experience.

The Company does not currently recognize tax benefits resulting from tax deductions in excess of the compensation expense recognized because of NOLs which are available to offset future taxable income.

In 2014, 2013 and 2012 the Company granted performance units totaling 283,630, 424,400 and 406,500, respectively, pursuant to its long-term incentive plan to certain officers of the Company. The criteria for payment for such awards are based on certain company-wide performance levels that must be achieved within a specified performance time (generally three years), each as defined in the award. Unless antidilutive, the diluted weighted average shares outstanding would reflect the number of performance units expected to be issued, using the treasury stock method.

A summary of the Company's performance units is presented below (shares in thousands):

	Total shareholder return awards	Operating return on equity awards	Pre-tax operating income awards
Awards outstanding at December 31, 2011	—	—	836
Granted in 2012	203	—	203
Forfeited	(10)	—	(62)
Awards outstanding at December 31, 2012	193	—	977
Granted in 2013	212	212	—
Additional shares issued pursuant to achieving certain performance criteria (a)	—	—	223
Shares vested in 2013	—	—	(668)
Forfeited	(23)	(8)	(62)
Awards outstanding at December 31, 2013	382	204	470
Granted in 2014	142	142	—
Additional shares issued pursuant to achieving certain performance criteria (a)	—	—	142
Shares vested in 2014	—	—	(434)
Forfeited	(5)	(3)	(2)
Awards outstanding at December 31, 2014	519	343	176

_________________________
(a) The performance units provide for a payout of up to 150 percent of the award if certain performance levels are achieved.

The grant date fair value of the performance units awarded was $5.2 million and $4.4 million in 2014 and 2013, respectively. We recognized compensation expense of $4.7 million, $3.4 million and $3.8 million in 2014, 2013 and 2012, respectively, related to the performance units.

As further discussed in the footnote to the consolidated financial statements entitled "Income Taxes", the Company's Board of Directors adopted the Section 382 Rights Agreement on January 20, 2009 and amended and extended the Section 382 Rights Agreement on December 6, 2011 and November 13, 2014. The Section 382 Rights Agreement, as amended, is designed to protect shareholder value by preserving the value of our tax assets primarily associated with NOLs. At the time the Section 382 Rights Agreement was adopted, the Company declared a dividend of one preferred share purchase right (a "Right") for each outstanding share of common stock. The dividend was payable on January 30, 2009, to the shareholders of record as of the close of business on that date and a Right is also attached to each share of CNO common stock issued after that date. Pursuant to the Section 382 Rights Agreement, as amended, each Right entitles the shareholder to purchase from the Company one one-thousandth of a share of Series C Junior Participating Preferred Stock, par value $.01 per share (the "Junior Preferred Stock") of the Company at a price of $25.00 per one one-thousandth of a share of Junior Preferred Stock. The description and terms of the Rights are set forth in the Section 382 Rights Agreement, as amended. The Rights would become exercisable in the event any person or group (subject to certain exemptions) becomes an owner of more than 4.99 percent of the outstanding stock of CNO (a "Threshold Holder") without the approval of the Board of Directors or an existing shareholder who is currently a Threshold Holder acquires additional shares exceeding one percent of our outstanding shares without prior approval from the Board of Directors.

A reconciliation of net income and shares used to calculate basic and diluted earnings per share is as follows (dollars in millions and shares in thousands):

	2014	2013	2012
Net income (loss) for basic earnings per share	$51.4	$478.0	$221.0
Add: interest expense on 7.0% Debentures, net of income taxes	—	1.6	12.2
Net income (loss) for diluted earnings per share	$51.4	$479.6	$233.2
Shares:
Weighted average shares outstanding for basic earnings per share	212,917	221,628	233,685
Effect of dilutive securities on weighted average shares:
7.0% Debentures	—	5,780	44,037
Stock options, restricted stock and performance units	2,505	2,776	2,762
Warrants (a)	2,233	2,518	943
Dilutive potential common shares	4,738	11,074	47,742
Weighted average shares outstanding for diluted earnings per share	217,655	232,702	281,427
________

(a)	All outstanding warrants were repurchased in September 2014 as further discussed above. Accordingly, the warrants will have no dilutive effect in periods beginning after September 30, 2014.

Basic earnings per common share is computed by dividing net income by the weighted average number of common shares outstanding for the period.  Restricted shares (including our performance units) are not included in basic earnings per share until vested.  Diluted earnings per share reflect the potential dilution that could occur if outstanding stock options and warrants were exercised and restricted stock was vested.  The dilution from options, warrants and restricted shares is calculated using the treasury stock method.  Under this method, we assume the proceeds from the exercise of the options and warrants (or the unrecognized compensation expense with respect to restricted stock and performance units) will be used to purchase shares of our common stock at the average market price during the period, reducing the dilutive effect of the exercise of the options and warrants (or the vesting of the restricted stock and performance units). Initially, the 7.0% Debentures were convertible into 182.1494 shares of our common stock for each $1,000 principal amount of 7.0% Debentures, which was equivalent to an initial conversion price of approximately $5.49 per share. The conversion rate was subject to adjustment following the occurrence of certain events (including the payment of dividends on our common stock) in accordance with the terms of an indenture dated as of October 16, 2009. On July 1, 2013, the Company issued a conversion right termination notice to holders of the 7.0% Debentures and the right to convert the 7.0% Debentures into shares of its common stock was terminated effective July 30, 2013 as further discussed in the note to the consolidated financial statements entitled "Notes Payable - Direct Corporate Obligations".